COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Summary of Future Minimum Rental Payments	As of December 31, 2021, the future minimum rental payments required by the long-term noncancelable operating leases are as follows (in thousands):

Amount
Years Ending December 31:
2022	$4,026
2023	3,155
2024	2,387
2025	2,063
2026	1,954
Thereafter	3,102

Total	$16,687